Fair Value Measurements (Details) - Schedule of changes in fair value - Warrant Liability [Member]	9 Months Ended
Sep. 30, 2022 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance beginning
Assumption of Public and Private Warrants in Business Combination	5,278,145
SPA Warrants from Convertible Note	20,949,110
Change in fair value of warrant liabilities	5,963,238
Balance ending	$ 32,190,493